UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from June 1, 2020 to June 30, 2020

Commission File Number of issuing entity: 333-207639-02

Central Index Key Number of Issuing Entity: 0001675171

California Republic Auto Receivables Trust 2016-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207639

Central Index Key Number of Depositor: 0001561326

California Republic Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of Sponsor: 0001603949

Mechanics Bank

(Exact name of sponsor as specified in its charter)

Delaware	38-7162975
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

1111 Civic Drive, Suite 390, Walnut Creek, CA	94596
(Address of principal executive offices of the issuing entity)	(Zip Code)

(925) 482-8000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

		Registered/reporting pursuant to (check one)		Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐
Class B	☐	☐	☒	☐
Class C	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the California Republic Auto Receivables Trust 2016-2 is set forth in the Servicer’s Certificate and Monthly Servicer Report for the July 15, 2020 distribution date, attached as Exhibit 99.1.

Reference is made to the Form ABS-15G filed by California Republic Funding, LLC with the

Securities and Exchange Commission on February 4, 2020 and to the information reported for the period indicated in the report regarding any repurchase requests across all trusts for which California Republic Funding, LLC is the depositor. The CIK number of California Republic Funding, LLC is 0001561326.

PART II – OTHER INFORMATION

Item 10. Exhibits

Exhibit 99.1 – Servicer’s Certificate and Monthly Servicer Report.

EXHIBIT INDEX

Exhibit
No.	Description

99.1	Distribution report of the issuing entity.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

California Republic Funding, LLC
(Depositor)

/s/ Nathan J. Duda
Nathan J. Duda
EVP, Chief Financial Officer

Date:  July 15, 2020